Cover	Jun. 13, 2023
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Jun. 13, 2023
Entity Registrant Name	Origin Materials, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39378
Entity Tax Identification Number	87-1388928
Entity Address, Postal Zip Code	95605
City Area Code	916
Local Phone Number	231-9329
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	ORGN
Entity Emerging Growth Company	false
Entity Central Index Key	0001802457
Amendment Flag	false
Warrant
Document Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 per share
Trading Symbol	ORGNW